RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
DHC Acquisition Corp [Member]
RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS

During the course of preparing the Annual Report on Form 10-K for the year ended December 31, 2023, the Company identified a misstatement in the Company’s number of Class B ordinary shares issued in connection with the non-redemption agreement entered into on February 28, 2023, as described in Note 6. Previously the company disclosed that there were 150,000 Class B ordinary shares transferred to non-redeeming shareholders, the correct number of Class B ordinary shares to be transferred was 1,462,500 subject to the consummation of a business combination. As a result, the fair value of the Class B ordinary shares was $7,256,667 instead of the previously disclosed $744,274. The Company recognized a capital contribution by the Sponsor to induce the holders of the Class A Ordinary Shares not to redeem, with a corresponding charge to additional paid-in capital to recognize an offering cost which was erroneously recorded as the corresponding charge should have been recognized as an expense for the fair value of the shares transferred during the year ended December 31, 2023.

The Company will present this restatement in a prospective manner in all future filings. Under this approach, the previously issued Form 10-Qs will not be amended, but historical amounts presented in the current and future filings will be recast to be consistent with the current presentation, and an explanatory footnote will be provided. The impact of the revision on the Company’s financial statements is presented in the following table:

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Balance Sheet as of March 31, 2023
Additional paid-in capital	$—	$4,515,979	$4,515,979
Accumulated deficit	(16,858,739)	(4,515,979)	(21,374,718)
Unaudited Condensed Statement of Operations for the Three Months Ended March 31, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	2,078,069	(7,291,533)	(5,213,464)
Basic and diluted net income per share, Class A ordinary shares	0.06	(0.21)	(0.15)
Weighted average shares outstanding of Class B ordinary shares	0.06	(0.21)	(0.15)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Three Months Ended March 31, 2023
Shareholder non-redemption agreement	$(744,274)	$744,274	$—
Contribution by Sponsor	744,274	6,547,259	7,291,533
Additional paid-in capital	—	4,515,979	4,515,979
Accumulated deficit	(16,858,739)	(4,515,979)	(21,374,718)

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Statement of Cash Flows for the Three Months Ended March 31, 2023
Net income (loss)	$2,078,069	$(7,291,533)	$(5,213,464)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(109,262)	—	(109,262)
Unaudited Condensed Balance Sheet as of June 30, 2023
Additional paid-in capital	$—	$3,996,669	$3,996,669
Accumulated deficit	(17,634,384)	(3,996,669)	(21,631,053)
Unaudited Condensed Statement of Operations for the Six Months Ended June 30, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	1,821,734	(7,291,533)	(5,469,799)
Basic and diluted net income per share, Class A ordinary shares	0.08	(0.32)	(0.24)
Weighted average shares outstanding of Class B ordinary shares	0.08	(0.32)	(0.24)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Six Months Ended June 30, 2023
Additional paid-in capital	$—	$3,996,669	$3,996,669
Accumulated deficit	(17,634,384)	(3,996,669)	(21,631,053)
Unaudited Condensed Statement of Cash Flows for the Six Months Ended June 30, 2023
Net income (loss)	$1,821,734	$(7,291,533)	$(5,469,799)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(482,314)	—	(482,314)
Unaudited Condensed Balance Sheet as of September 30, 2023
Additional paid-in capital	$—	$3,423,088	$3,423,088
Accumulated deficit	(19,797,848)	(3,423,088)	(23,220,936)

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	As previously Reported	Adjustments	As Revised
Unaudited Condensed Statement of Operations for the Nine Months Ended September 30, 2023
Expense related to non-redemption agreements	$—	$7,291,533	$7,291,533
Net income (loss)	231,821	(7,291,533)	(7,059,712)
Basic and diluted net income per share, Class A ordinary shares	0.01	(0.37)	(0.36)
Weighted average shares outstanding of Class B ordinary shares	0.01	(0.37)	(0.36)
Unaudited Condensed Statement of Changes in Shareholders’ Deficit for the Nine Months Ended September 30, 2023
Additional paid-in capital	$—	$3,423,088	$3,423,088
Accumulated deficit	(19,797,848)	(3,423,088)	(23,220,936)
Unaudited Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2023
Net income (loss)	$231,821	$(7,291,533)	$(7,059,712)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	—	7,291,533	7,291,533
Net cash used in operation activities	(726,761)	—	(726,761)